Share-based payment Arrangement - Summary of Terms and Conditions Related to Grants of Share Based Payment Arrangement (Detail)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares ₩ / shares	Dec. 31, 2021 shares ₩ / shares	Dec. 31, 2023 ₩ / shares
Series 1-3 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 24, 2017
Types of shares to be issued	Registered common shares of the Parent Company
Grant method	Reissue of treasury shares, Cash settlement
Number of shares	67,320
Exercise price | $ / shares	$ 57,562
Exercise period	Mar. 25, 2021 ~ Mar. 24, 2024
Vesting conditions	4 years’ service from the grant date
Series 3 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	February 22, 2019
Types of shares to be issued	Registered common shares of the Parent Company
Grant method	Reissue of treasury shares, Cash settlement
Number of shares	8,907
Exercise price | ₩ / shares				₩ 53,052
Exercise period	Feb. 23, 2021 ~ Feb. 22, 2024
Vesting conditions	2 years’ service from the grant date
Series 4 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 26, 2019
Types of shares to be issued	Registered common shares of the Parent Company
Grant method	Reissue of treasury shares, Cash settlement
Number of shares	5,266
Exercise price | ₩ / shares				50,862
Exercise period	Mar. 27, 2021 ~ Mar. 26, 2024
Vesting conditions	2 years’ service from the grant date
Series 5 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 26, 2020
Types of shares to be issued	Registered common shares of the Parent Company
Grant method	Reissue of treasury shares, Cash settlement
Number of shares	376,313
Exercise price | ₩ / shares				38,452
Exercise period	Mar. 27, 2023 ~ Mar. 26, 2027
Vesting conditions	3 years’ service from the grant date
Series 6 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 25, 2021
Types of shares to be issued	Registered common shares of the Parent Company
Grant method	Reissue of treasury shares, Cash settlement
Number of shares	87,794
Exercise price | ₩ / shares				50,276
Exercise period	Mar. 26, 2023 ~ Mar. 25, 2026
Vesting conditions	2 years’ service from the grant date
Series 7-1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 25, 2022
Types of shares to be issued	Registered common shares of the Parent Company
Grant method	Reissue of treasury shares, Cash settlement
Number of shares	295,275
Exercise price | ₩ / shares				56,860
Exercise period	Mar. 26, 2025 ~ Mar. 25, 2029
Vesting conditions	2 years’ service from the grant date
Series 7-2 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 25, 2022
Types of shares to be issued	Registered common shares of the Parent Company
Grant method	Reissue of treasury shares, Cash settlement
Number of shares	109,704
Exercise price | ₩ / shares				56,860
Exercise period	Mar. 26, 2024 ~ Mar. 25, 2027
Vesting conditions	2 years’ service from the grant date
Share appreciation rights of SK Telecom Co., Ltd. [member] | Cash-settled share-based payment arrangement [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		January 1, 2022	January 1, 2021
Grant method		Cash settlement	Cash settlement
Number of shares		338,525	183,246
Exercise price | ₩ / shares		₩ 56,860	₩ 50,276
Exercise period		Jan. 1, 2024 ~ Mar. 25, 2025	Jan. 1, 2023 ~ Mar. 28, 2024
Vesting conditions		2 years’ service from the grant date	2 years’ service from the grant date
Share appreciation rights of SK Square Co., Ltd. [member] | Cash-settled share-based payment arrangement [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date			January 1, 2021
Grant method			Cash settlement
Number of shares			118,456
Exercise price | ₩ / shares			₩ 50,276
Exercise period			Jan. 1, 2023 ~ Mar. 28, 2024
Vesting conditions			2 years’ service from the grant date
SAPEON Inc. [member] | Series 1-1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	February 28, 2023
Types of shares to be issued	Registered common shares of SAPEON Inc.
Grant method	Issuance of shares
Number of shares	14,500
Exercise price | $ / shares	$ 100
Exercise period	Jan. 4, 2024 ~ Jan. 4, 2032
Vesting conditions	2 years’ service from the commencement date, 50%
SAPEON Inc. [member] | Series 1-2 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	February 28, 2023
Types of shares to be issued	Registered common shares of SAPEON Inc.
Grant method	Issuance of shares
Number of shares	35,100
Exercise price | $ / shares	$ 100
Exercise period	Apr. 1, 2024 ~ Apr. 1, 2032
Vesting conditions	3 years’ service from the commencement date, 25%
SAPEON Inc. [member] | Series 2 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	November 13, 2023
Types of shares to be issued	Registered common shares of SAPEON Inc.
Grant method	Issuance of shares
Number of shares	6,450
Exercise price | $ / shares	$ 100
Exercise period	Feb. 1, 2025 ~ Feb. 1, 2033
Vesting conditions	4 years’ service from the commencement date, 25%
PSU of SK Telecom Co., Ltd. [member] | Equity-settled share-based payment arrangement [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 28, 2023
Types of shares to be issued	Registered common shares of the Parent Company
Grant method	Reissue of treasury shares
Number of shares	Fluctuates according to the share price on the expiration date and the cumulative increase rate of KOSPI200
Reference share price | ₩ / shares				₩ 47,280
Reference index	315
Maturity (exercise date)	The day in which the annual general meeting of shareholders is held after 3 years from the grant date
Vesting conditions	Full service in the year in which the grant date is included